Analysis of Leased Assets Under Capital Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Building USD ($)	Mar. 31, 2013 Building JPY (¥)	Mar. 31, 2012 Building JPY (¥)	Mar. 31, 2013 Machinery and equipment USD ($)	Mar. 31, 2013 Machinery and equipment JPY (¥)	Mar. 31, 2012 Machinery and equipment JPY (¥)
Class of property
Capital leased assets, gross				$ 149	¥ 13,999	¥ 12,230	$ 343	¥ 32,252	¥ 31,698
Less - Accumulated depreciation	(254)	(23,843)	(20,284)
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 238	¥ 22,408	¥ 23,644